Notes Receivable - Schedule of Notes Receivable (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Notes Receivable [Line Items]
Note receivable	$ 16,464,334	$ 22,736,700	$ 27,135,249
Bank notes receivable [Member]
Schedule of Notes Receivable [Line Items]
Note receivable	14,604,189	21,377,522	27,135,249
Commercial notes receivable [Member]
Schedule of Notes Receivable [Line Items]
Note receivable	$ 1,860,145	$ 1,359,178